Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Symmetry Panoramic Trust
Entity Central Index Key	0001736078
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
C000201187
Shareholder Report [Line Items]
Fund Name	Symmetry Panoramic US Equity Fund
Class Name	Class I
Trading Symbol	SPUSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class I Shares of the Symmetry Panoramic US Equity Fund (the "Fund") for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://panoramicfunds.com/us-equity-fund/. You can also request this information by contacting us at 1-844-Sym-Fund (844-796-3863).
Additional Information Phone Number	1-844-Sym-Fund (844-796-3863)
Additional Information Website	https://panoramicfunds.com/us-equity-fund/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Symmetry Panoramic US Equity Fund, Class I Shares	$28	0.55%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
AssetsNet	$ 414,840,915
Holdings Count | Holding	604
Advisory Fees Paid, Amount	$ 704,590
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of February 28, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$414,840,915	604	$704,590	7%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Rights	0.0%
Real Estate	0.2%
Utilities	1.1%
Short-Term Investment	1.4%
Materials	1.8%
Energy	2.7%
Consumer Staples	3.9%
Health Care	5.7%
Communication Services	6.1%
Consumer Discretionary	6.9%
Industrials	10.2%
Financials	10.4%
Information Technology	17.0%
Registered Investment Companies	32.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
iShares MSCI USA Min Vol Factor ETF	4.8%
DFA US Targeted Value Portfolio, Cl I	4.2%
DFA Real Estate Securities Portfolio, Cl I	3.9%
NVIDIA	3.7%
Dimensional US Targeted Value ETF	3.7%
Microsoft	3.1%
Apple	2.9%
iShares MSCI USA Momentum Factor ETF	2.9%
Meta Platforms, Cl A	2.6%
Dimensional US Small Cap ETF	2.4%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-844-Sym-Fund (844-796-3863)
Updated Prospectus Web Address	https://panoramicfunds.com/us-equity-fund/
C000201184
Shareholder Report [Line Items]
Fund Name	Symmetry Panoramic International Equity Fund
Class Name	Class I
Trading Symbol	SPILX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class I Shares of the Symmetry Panoramic International Equity Fund (the "Fund") for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://panoramicfunds.com/international-equity-fund/. You can also request this information by contacting us at 1-844-Sym-Fund (844-796-3863).
Additional Information Phone Number	1-844-Sym-Fund (844-796-3863)
Additional Information Website	https://panoramicfunds.com/international-equity-fund/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Symmetry Panoramic International Equity Fund, Class I Shares	$32	0.65%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%
AssetsNet	$ 211,500,032
Holdings Count | Holding	353
Advisory Fees Paid, Amount	$ 384,678
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of February 28, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$211,500,032	353	$384,678	11%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Other Countries	5.9%
Sweden	0.9%
Spain	1.1%
South Korea	1.2%
United Kingdom	1.6%
Germany	1.8%
Italy	2.0%
Canada	2.3%
Short-Term Investment	3.0%
Taiwan	3.2%
Japan	4.9%
China	5.3%
United States	66.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
DFA Large Cap International Portfolio, Cl I	10.2%
DFA Emerging Markets Portfolio, Cl I	7.1%
DFA International Value Portfolio, Cl I	5.7%
DFA International Small Cap Value Portfolio, Cl I	5.3%
DFA International High Relative Profitability Portfolio, Cl I	5.3%
Avantis Emerging Markets Equity ETF	5.2%
DFA Emerging Markets Small Cap Portfolio, Cl I	4.4%
iShares MSCI Emerging Markets Min Vol Factor ETF	3.9%
iShares MSCI EAFE Min Vol Factor ETF	3.5%
AQR International Defensive Style Fund, Cl R6	3.3%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-844-Sym-Fund (844-796-3863)
Updated Prospectus Web Address	https://panoramicfunds.com/international-equity-fund/
C000201182
Shareholder Report [Line Items]
Fund Name	Symmetry Panoramic Global Equity Fund
Class Name	Class I
Trading Symbol	SPGEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class I Shares of the Symmetry Panoramic Global Equity Fund (the "Fund") for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://panoramicfunds.com/global-equity-fund/. You can also request this information by contacting us at 1-844-Sym-Fund (844-796-3863).
Additional Information Phone Number	1-844-Sym-Fund (844-796-3863)
Additional Information Website	https://panoramicfunds.com/global-equity-fund/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Symmetry Panoramic Global Equity Fund, Class I Shares	$28	0.56%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.56%
AssetsNet	$ 390,514,050
Holdings Count | Holding	903
Advisory Fees Paid, Amount	$ 626,879
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of February 28, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$390,514,050	903	$626,879	13%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Other Countries	2.5%
Spain	0.4%
Sweden	0.4%
South Korea	0.5%
United Kingdom	0.6%
Italy	0.7%
Germany	0.8%
Canada	0.9%
Taiwan	1.2%
Japan	1.9%
Short-Term Investment	2.0%
China	2.0%
United States	85.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Dimensional US Targeted Value ETF	4.1%
DFA Large Cap International Portfolio, Cl I	3.9%
iShares MSCI Global Min Vol Factor ETF	3.2%
iShares MSCI USA Momentum Factor ETF	2.9%
DFA Real Estate Securities Portfolio, Cl I	2.7%
DFA International High Relative Profitability Portfolio, Cl I	2.1%
NVIDIA	2.1%
DFA International Value Portfolio, Cl I	2.0%
DFA International Small Cap Value Portfolio, Cl I	2.0%
Avantis U.S. Small Capital Value ETF	1.9%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-844-Sym-Fund (844-796-3863)
Updated Prospectus Web Address	https://panoramicfunds.com/global-equity-fund/
C000201186
Shareholder Report [Line Items]
Fund Name	Symmetry Panoramic Tax-Managed Global Equity Fund
Class Name	Class I
Trading Symbol	SPGTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class I Shares of the Symmetry Panoramic Tax-Managed Global Equity Fund (the "Fund") for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://panoramicfunds.com/global-equity-fund-2/. You can also request this information by contacting us at 1-844-Sym-Fund (844-796-3863).
Additional Information Phone Number	1-844-Sym-Fund (844-796-3863)
Additional Information Website	https://panoramicfunds.com/global-equity-fund-2/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Symmetry Panoramic Tax-Managed Global Equity Fund, Class I Shares	$21	0.42%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%
AssetsNet	$ 142,792,146
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 120,727
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of February 28, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$142,792,146	35	$120,727	6%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Short-Term Investment	1.4%
Registered Investment Companies	98.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Dimensional US Equity Market ETF	14.1%
AQR Large Capital Multi-Style Fund, Cl R6	14.0%
AQR International Multi-Style Fund, Cl R6	9.9%
DFA US High Relative Profitability Portfolio, Cl I	7.4%
Dimensional US Marketwide Value ETF	5.9%
Dimensional US Targeted Value ETF	5.3%
AQR Emerging Multi-Style II Fund, Cl R6	5.0%
DFA Large Cap International Portfolio, Cl I	3.9%
iShares MSCI Global Min Vol Factor ETF	3.8%
DFA Emerging Markets Portfolio, Cl I	2.5%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-844-Sym-Fund (844-796-3863)
Updated Prospectus Web Address	https://panoramicfunds.com/global-equity-fund-2/
C000201188
Shareholder Report [Line Items]
Fund Name	Symmetry Panoramic US Systematic Fixed Income Fund
Class Name	Class I
Trading Symbol	SPUBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class I Shares of the Symmetry Panoramic US Systematic Fixed Income Fund (the "Fund") for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://panoramicfunds.com/us-systematic-fixed-income-fund/. You can also request this information by contacting us at 1-844-Sym-Fund (844-796-3863).
Additional Information Phone Number	1-844-Sym-Fund (844-796-3863)
Additional Information Website	https://panoramicfunds.com/us-systematic-fixed-income-fund/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Symmetry Panoramic US Systematic Fixed Income Fund, Class I Shares	$26	0.52%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.52%
AssetsNet	$ 170,498,387
Holdings Count | Holding	350
Advisory Fees Paid, Amount	$ 200,169
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of February 28, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$170,498,387	350	$200,169	21%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Asset-Backed Security	0.2%
U.S. Government Agency Obligation	0.3%
Municipal Bonds	0.5%
Short-Term Investment	0.8%
Sovereign Debt	1.3%
U.S. Treasury Obligations	25.5%
Mortgage-Backed Securities	26.4%
Corporate Obligations	44.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
FNMA	2.000%	03/01/52	2.6%
FNMA	3.000%	06/01/52	2.1%
FNMA	3.500%	12/01/52	1.5%
FNMA	2.500%	01/01/52	1.4%
U.S. Treasury Bonds	1.875%	02/15/41	1.3%
FNMA	2.500%	10/01/51	1.2%
U.S. Treasury Bonds	1.375%	11/15/40	1.2%
U.S. Treasury Bonds	1.375%	08/15/50	1.1%
U.S. Treasury Bonds	2.875%	05/15/49	1.1%
U.S. Treasury Bonds	1.125%	08/15/40	1.1%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-844-Sym-Fund (844-796-3863)
Updated Prospectus Web Address	https://panoramicfunds.com/us-systematic-fixed-income-fund/
C000201185
Shareholder Report [Line Items]
Fund Name	Symmetry Panoramic Municipal Fixed Income Fund
Class Name	Class I
Trading Symbol	SPMFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class I Shares of the Symmetry Panoramic Municipal Fixed Income Fund (the "Fund") for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://panoramicfunds.com/municipal-fixed-income-fund/. You can also request this information by contacting us at 1-844-Sym-Fund (844-796-3863).
Additional Information Phone Number	1-844-Sym-Fund (844-796-3863)
Additional Information Website	https://panoramicfunds.com/municipal-fixed-income-fund/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Symmetry Panoramic Municipal Fixed Income Fund, Class I Shares	$20	0.41%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.41%
AssetsNet	$ 36,135,602
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of February 28, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$36,135,602	9	$0	62%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Short-Term Investment	0.6%
Registered Investment Companies	99.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
iShares National Muni Bond ETF	23.5%
Dimensional National Municipal Bond ETF	20.1%
DFA Short-Term Municipal Bond Portfolio, Cl I	14.0%
Schwab Municipal Bond ETF	11.1%
Vanguard Intermediate Tax-Exempt Bond ETF	10.1%
iShares Short-Term National Muni Bond ETF	10.0%
DFA Intermediate-Term Municipal Bond Portfolio, Cl I	9.9%
Vanguard Tax-Exempt Bond Index ETF	0.6%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-844-Sym-Fund (844-796-3863)
Updated Prospectus Web Address	https://panoramicfunds.com/municipal-fixed-income-fund/
C000201183
Shareholder Report [Line Items]
Fund Name	Symmetry Panoramic Global Systematic Fixed Income Fund
Class Name	Class I
Trading Symbol	SPGBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class I Shares of the Symmetry Panoramic Global Systematic Fixed Income Fund (the "Fund") for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://panoramicfunds.com/global-systematic-fixed-income-fund/. You can also request this information by contacting us at 1-844-Sym-Fund (844-796-3863).
Additional Information Phone Number	1-844-Sym-Fund (844-796-3863)
Additional Information Website	https://panoramicfunds.com/global-systematic-fixed-income-fund/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Symmetry Panoramic Global Systematic Fixed Income Fund, Class I Shares	$28	0.57%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.57%
AssetsNet	$ 272,025,308
Holdings Count | Holding	362
Advisory Fees Paid, Amount	$ 413,123
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of February 28, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$272,025,308	362	$413,123	20%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Forwards	0.0%
Interest Rate Swaps	0.0%
Short-Term Investment	1.4%
Mortgage-Backed Securities	11.5%
U.S. Treasury Obligations	13.6%
Sovereign Debt	23.2%
Corporate Obligations	49.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Bonds	1.750%	08/15/41	6.3%
U.S. Treasury Notes	2.625%	07/31/29	4.4%
French Republic Government Bond OAT	0.000%	05/25/32	3.7%
Japan Government Twenty Year Bond	0.500%	03/20/41	2.3%
U.S. Treasury Notes	1.375%	11/15/31	1.8%
United Kingdom Gilt	1.125%	01/31/39	1.7%
Spain Government Bond	0.800%	07/30/29	1.6%
FNMA	2.000%	03/01/52	1.1%
European Union	2.750%	10/05/26	1.1%
Kingdom of Belgium Government Bond	2.750%	04/22/39	1.0%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-844-Sym-Fund (844-796-3863)
Updated Prospectus Web Address	https://panoramicfunds.com/global-systematic-fixed-income-fund/
C000201181
Shareholder Report [Line Items]
Fund Name	Symmetry Panoramic Alternatives Fund
Class Name	Class I
Trading Symbol	SPATX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class I Shares of the Symmetry Panoramic Alternatives Fund (the "Fund") for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://panoramicfunds.com/alternatives-fund/. You can also request this information by contacting us at 1-844-Sym-Fund (844-796-3863).
Additional Information Phone Number	1-844-Sym-Fund (844-796-3863)
Additional Information Website	https://panoramicfunds.com/alternatives-fund/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Symmetry Panoramic Alternatives Fund, Class I Shares	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
AssetsNet	$ 7,156,930
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of February 28, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$7,156,930	5	$0	4%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Short-Term Investments	5.0%
Registered Investment Companies	94.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
AQR Diversified Arbitrage Fund, Cl R6	47.1%
AQR Managed Futures Strategy Fund, Cl R6	23.1%
AQR Style Premia Alternative Fund, Cl R6	19.5%
AQR Alternative Risk Premia Fund, Cl R6	4.9%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-844-Sym-Fund (844-796-3863)
Updated Prospectus Web Address	https://panoramicfunds.com/alternatives-fund/